Financial instruments risks - Summary of Credit Exposure, Loan Commitments and Financial Guarantees (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	$ 20,193,284,959
Financial assets at end of period	28,583,333,619	$ 20,193,284,959
Stage 1 and Stage 3
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	149,659,465
Financial assets at end of period	747,460,478	149,659,465
Gross carrying amount | Loan Committments And Financial Guarantees
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	4,566,758,893	1,853,485,944
New loan commitments and financial guarantees originated	1,541,035,557	1,504,349,737
Expirations and repayments	(1,254,868,756)	(724,375,166)
Write-offs	(1,754)	(2,397)
Foreign exchange	82,425,382	56,544,095
Inflation adjustment	(1,472,120,978)	(1,589,738,257)
Financial assets at end of period	5,695,811,923	4,566,758,893
Gross carrying amount | Loan Committments And Financial Guarantees | Transfers from Stage 1 to Stage 2
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	(194,930,857)	(34,485,424)
Gross carrying amount | Loan Committments And Financial Guarantees | Transfers from Stage 2 to Stage 1
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	237,859,169	118,112,402
Gross carrying amount | Loan Committments And Financial Guarantees | Transfers from Stage 1 or 2 to Stage 3
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	(2,365,058)	(1,276,897)
Gross carrying amount | Loan Committments And Financial Guarantees | Transfers from Stage 3 to Stage 1 or 2
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	38,390	426,192
Gross carrying amount | Loan Committments And Financial Guarantees | Changes without transfers between Stages
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	2,191,981,935	3,383,718,664
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	4,355,374,326	1,676,994,807
New loan commitments and financial guarantees originated	1,473,675,501	1,431,076,377
Expirations and repayments	(1,162,097,927)	(648,648,455)
Write-offs	0	0
Foreign exchange	78,978,125	53,516,511
Inflation adjustment	(1,391,111,799)	(1,463,161,189)
Financial assets at end of period	5,353,690,345	4,355,374,326
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Transfers from Stage 1 to Stage 2
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	(965,124,143)	(309,078,675)
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Transfers from Stage 2 to Stage 1
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	863,945,939	371,755,704
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Transfers from Stage 1 or 2 to Stage 3
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	(4,319,863)	(2,704,615)
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Transfers from Stage 3 to Stage 1 or 2
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	1,879,909	1,316,503
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Changes without transfers between Stages
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	2,102,490,277	3,244,307,358
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed)
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	1,246,564	593,399
New loan commitments and financial guarantees originated	703,787	292,692
Expirations and repayments	(939,662)	(557,231)
Write-offs	(1,754)	(2,397)
Foreign exchange	1,099	0
Inflation adjustment	(326,978)	(459,865)
Financial assets at end of period	1,706,747	1,246,564
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Transfers from Stage 1 to Stage 2
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	0	0
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Transfers from Stage 2 to Stage 1
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	0	0
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Transfers from Stage 1 or 2 to Stage 3
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	3,670,549	2,322,557
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Transfers from Stage 3 to Stage 1 or 2
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	(2,561,212)	(1,335,447)
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Changes without transfers between Stages
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	(85,646)	392,856
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (individually assessed)
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	2,598	991
New loan commitments and financial guarantees originated	51,879	0
Expirations and repayments	(12,117)	(91)
Write-offs	0	0
Foreign exchange	0	0
Inflation adjustment	(11,584)	(5,833)
Financial assets at end of period	65,209	2,598
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Transfers from Stage 1 to Stage 2
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	0	0
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Transfers from Stage 2 to Stage 1
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	0	0
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Transfers from Stage 1 or 2 to Stage 3
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	3,868	274
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Transfers from Stage 3 to Stage 1 or 2
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	(53,247)	(1,765)
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Changes without transfers between Stages
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	83,812	9,022
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (collectively assessed)
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	209,117,015	175,380,968
New loan commitments and financial guarantees originated	66,524,520	69,176,169
Expirations and repayments	(91,466,400)	(74,519,542)
Write-offs	0	0
Foreign exchange	3,418,196	2,490,210
Inflation adjustment	(80,585,126)	(124,901,336)
Financial assets at end of period	339,990,636	209,117,015
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (collectively assessed) | Transfers from Stage 1 to Stage 2
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	770,193,286	274,498,921
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (collectively assessed) | Transfers from Stage 2 to Stage 1
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	(626,077,379)	(253,311,398)
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (collectively assessed) | Transfers from Stage 1 or 2 to Stage 3
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	(1,718,072)	(894,739)
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (collectively assessed) | Transfers from Stage 3 to Stage 1 or 2
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	766,402	446,527
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (collectively assessed) | Changes without transfers between Stages
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	89,818,194	140,751,235
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (individually assessed)
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	1,018,390	515,779
New loan commitments and financial guarantees originated	79,870	3,804,499
Expirations and repayments	(352,650)	(649,847)
Write-offs	0	0
Foreign exchange	27,962	537,374
Inflation adjustment	(85,491)	(1,210,034)
Financial assets at end of period	358,986	1,018,390
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (individually assessed) | Transfers from Stage 1 to Stage 2
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	0	94,330
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (individually assessed) | Transfers from Stage 2 to Stage 1
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	(9,391)	(331,904)
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (individually assessed) | Transfers from Stage 1 or 2 to Stage 3
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	(1,540)	(374)
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (individually assessed) | Transfers from Stage 3 to Stage 1 or 2
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	6,538	374
Gross carrying amount | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (individually assessed) | Changes without transfers between Stages
Disclosure of credit risk exposure [line items]
Transfers of loan commitments and financial guarantees:	$ (324,702)	$ (1,741,807)